Number of Stock Options Outstanding and Exercisable (Parenthetical) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number of in the Money Stock Options, Outstanding	4,226,641	[1]
Weighted average exercise price of in the money stock options	63.69	[1]
Weighted average years to expiration of exercisable in the money stock options	5 years 10 months 24 days	[1]
In-The-Money Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number of in the Money Stock Options, Outstanding	4,226,641
Weighted average exercise price of in the money stock options	63.69
Weighted average years to expiration of exercisable in the money stock options	4 years 4 months 24 days

[1]	As at December 31, 2012, the total number of in-the-money stock options outstanding was 4,226,641 with a weighted-average exercise price of $63.69. The weighted-average years to expiration of exercisable stock options is 4.4 years.